NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Depreciation and Amortization Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	€ 4,619	€ 5,377	€ 4,991
Amortization and impairment of intangible assets
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	7	571	16
Depreciation of property, plant and equipment
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	2,168	3,455	3,457
Impairment of property, plant and equipment
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Impairment	983
Depreciation of the right of use
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	733	1,351	1,518
Impairment of the right of use
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Impairment	€ 728